Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2024
Fidelity Advisor Freedom 2035 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	9.68%
Past 5 years	8.31%
Past 10 years	6.46%
Fidelity Advisor Freedom 2035 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.26%
Past 5 years	6.46%
Past 10 years	4.71%
Fidelity Advisor Freedom 2035 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.96%
Past 5 years	6.25%
Past 10 years	4.76%
Fidelity Advisor Freedom 2035 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.58%
Past 5 years	8.79%
Past 10 years	6.45%
Fidelity Advisor Freedom 2035 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.03%
Past 5 years	8.54%
Past 10 years	6.45%
Fidelity Advisor Freedom 2035 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	16.65%
Past 5 years	9.87%
Past 10 years	7.36%
Fidelity Advisor Freedom 2035 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	16.74%
Past 5 years	9.97%
Since Inception	6.98%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Past 10 years	7.68%

[1]	A From October 2, 2018 .